Intangible Lease Liabilities, Net (Schedule of Intangible Lease Liabilities, Net) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Lease Liabilities, Net [Abstract]
Below-market leases, net of accumulated amortization	$ 56,374	$ 57,606	$ 61,294
Below-market leases, accumulated amortization	$ 8,824	$ 7,592	$ 2,760
Below market leases, weighted average remaining life	17 years 4 months 24 days	17 years 7 months 6 days	18 years 8 months 12 days